Royalties and Royalty Options (Details Narrative) $ / shares in Units, $ in Thousands, lb in Millions					12 Months Ended
	Mar. 30, 2022 CAD ($)	Mar. 30, 2022 USD ($)	May 07, 2021 CAD ($) lb shares	Jan. 31, 2018	Apr. 30, 2022 $ / shares
McArthur River Project [Member]
Statement Line Items [Line Items]
Percentage of gross overriding royalty acquired			1.00%
Percentage Share Of Uranium Production On Which Gross Overriding Royalty Was Acquired			9.00%
Anderson, Slick Rock and Workman Creek Projects [Member]
Statement Line Items [Line Items]
Smelter Return Royalty Percentage Holds On Projects					1.00%
Australian Dollar [Member] | Langer Heinrich Projects [Member]
Statement Line Items [Line Items]
Production Royalty Per Kilogram Holds On Project | $ / shares					$ 0.12
Church Rock Project [Member]
Statement Line Items [Line Items]
Royalty percentage					4.00%
Dewey-Burdock Project [Member]
Statement Line Items [Line Items]
Royalty percentage					30.00%
Lance Project [Member]
Statement Line Items [Line Items]
Consideration paid (received)	$ 1,560	$ 1,250,000
Percentage Of Gross Revenues Royalty Holds On Portion Of Property					4.00%
Additional Percentage Of Gross Revenues Royalty Holds On Entire Project Area	1.00%	1.00%			1.00%
Roca Honda Project [Member]
Statement Line Items [Line Items]
Royalty percentage					4.00%
Reno Creek Project [Member]
Statement Line Items [Line Items]
Profit interest royalty percentage					0.50%
Roughrider Project [Member]
Statement Line Items [Line Items]
Smelter Return Royalty Percentage Holds On Projects					1.97%
Michelin Project [Member]
Statement Line Items [Line Items]
Royalty percentage					2.00%
Diabase Agreement [Member] | Mrs. Isabelle Clark [Member]
Statement Line Items [Line Items]
Royalty percentage				3.00%
Diabase Agreement [Member] | Nuinsco Resources Limited [Member] | Mrs. Isabelle Clark [Member]
Statement Line Items [Line Items]
Percentage of voting equity interests acquired				100.00%
Royalty Purchase Agreement [Member]
Statement Line Items [Line Items]
Consideration paid (received)			$ 16,400
Cash payment			$ 12,300
Stock Issued During The Period Shares | shares			970,017
Royalty Purchase Agreement [Member] | McArthur River Project [Member]
Statement Line Items [Line Items]
Percentage Of Ownership Interest Base			30.195%
Royalty Purchase Agreement [Member] | Waterbury Lake And Cigar Project [Member]
Statement Line Items [Line Items]
Percentage Of Ownership Interest Base			40.453%
Percentage Share Of Uranium Production On Which Net Royalty Percentage Share Is Determined			3.75%
Royalty Purchase Agreement [Member] | Dawn Lake Project [Member]
Statement Line Items [Line Items]
Net profit interest royalty percentage share			20.00%
Percentage Share Of Uranium Production On Which Net Royalty Percentage Share Is Determined			7.50%
Royalty Purchase Agreement [Member] | Waterbury Lake And Dawn Lake Project [Member]
Statement Line Items [Line Items]
Net Profit Interest Royalty Adjusted Percentage Share			10.00%
Royalty Purchase Agreement [Member] | Waterbury Lake Dawn Lake And Cigar Lake [Member]
Statement Line Items [Line Items]
Aggregate Production Capacity | lb			200
Royalty Purchase Agreement [Member] | Bottom of range [member] | Waterbury Lake And Cigar Project [Member]
Statement Line Items [Line Items]
Net profit interest royalty percentage share			10.00%
Royalty Purchase Agreement [Member] | Top of range [member] | Waterbury Lake And Cigar Project [Member]
Statement Line Items [Line Items]
Net profit interest royalty percentage share			20.00%